Compensation and benefits (Details) (CHF) In Millions, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Compensation and benefits
Salaries and variable compensation	4,996	5,731
Social security	443	456
Other	484	504
Compensation and benefits	5,923	6,691
Pension and other post-retirement expense	319	383
Severance and other compensation expense related to headcount reductions	144	168